Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2021
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]
Information on asset types and associated transactions that did not qualify for derecognition
in € m.	Dec 31, 2021	Dec 31, 2020
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	44,898	40,654
Securities lending agreements	5,444	8,951
Total return swaps	1,766	1,319
Other	4,028	5,028
Total trading securities	56,136	55,953
Other trading assets	244	215[2]
Non-trading financial assets mandatory at fair value through profit or loss	760	666
Financial assets at fair value through other comprehensive income	5,642	5,951
Loans at amortized cost[1]	13	210
Others	481	72
Total	63,276	63,066[2]
Carrying amount of associated liabilities	57,522	53,348

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2021 and December 31, 2020. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.
[2] Prior year numbers have been restated following the reassessment of one trade.

Continuing Involvement Accounting [text block table]
Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement
in € m.	Dec 31, 2021	Dec 31, 2020
Carrying amount of the original assets transferred
Trading securities	1,050	1,039
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	308	673
Carrying amount of the assets continued to be recognized
Trading securities	61	64[1]
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	15	17
Carrying amount of associated liabilities	102	122[1]

¹Prior year numbers have been restated following the reassessment of one trade.

Transferred Assets with on-going Involvement - Table I [text block table]
The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2021			Dec 31,2020
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	283	302	302	254	271	271
Other	0	0	0	7	7	7
Total loans at amortized cost	283	302	302	261	279	279
Financial assets held at fair value through profit or loss
Securitization notes	29	29	29	28	28	28
Non-standard Interest Rate, cross-currency or inflation-linked swap	465	465	465	0	0	0
Total financial assets held at fair value through profit or loss	494	494	494	28	28	28
Financial assets at fair value through other comprehensive income:
Securitization notes	709	713	713	624	645	645
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	709	713	713	624	645	645
Total financial assets representing on-going involvement	1,486	1,509	1,509	913	951	951
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	8	8	0	11	11	0
Total financial liabilities representing on-going involvement	8	8	0	11	11	0

[1] The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

Transferred Assets with on-going Involvement - Table II [text block table]
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2021			Dec 31,2020
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	31	81	48	22	49	99
Non-standard Interest Rate, cross-currency or inflation-linked swap	41	41	0	(1)	(1)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	72	123	48	21	48	99

Carrying Value of the Assets Pledged as Collateral [text block table]
Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets at fair value through profit or loss	51,165	47,553
Financial assets at fair value through other comprehensive income	6,395	7,858
Loans	79,485	77,433
Other	611	1,257
Total	137,656	134,101

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Total assets pledged to creditors [text block table]
Total assets pledged to creditors available for sale or repledge[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets at fair value through profit or loss	48,426	44,210
Financial assets at fair value through other comprehensive income	5,252	4,911
Loans	2,073	2,232
Other	481	72
Total	56,233	51,426

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Collateral Received [text block table]	Fair Value of collateral received
in € m.	Dec 31, 2021	Dec 31, 2020
Securities and other financial assets accepted as collateral	260,003	237,157
Of which:
Collateral sold or repledged	222,232	199,346